Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Fair values and the carrying values of the financial instruments

The balances of financial instrument assets and liabilities and the measurement criteria are presented in accordance with the following categories:

(a)	Level 1 – prices negotiated (without adjustment) in active markets for identical assets or liabilities;
(b)	Level 2 – inputs other than prices negotiated in active markets included in Level 1 and observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
(c)	Level 3 - inputs for assets or liabilities that are not based on observable market variables (unobservable inputs).

		Level	Carrying value		Carrying value	Fair value
12/31/2025	Note		Measured at fair value through profit or loss	Measured at amortized cost	Total
Financial assets:
Cash and cash equivalents
Cash and banks	4.a		‐	842,295	842,295	842,295
Securities and funds in local currency	4.a	Level 2	515,456	1,107,452	1,622,908	1,622,908
Securities and funds in foreign currency	4.a		‐	709,922	709,922	709,922
Financial investments
Securities and funds in local currency	4.b	Level 2	3,188,963	122,622	3,311,585	3,311,585
Securities and funds in foreign currency	4.b		‐	2,921,770	2,921,770	2,921,770
Derivative financial instruments
Financial	26.f	Level 2	777,064	‐	777,064	777,064
Operational	26.f	Level 2	123,253	‐	123,253	123,253
Energy trading futures contracts	26.h	Level 2	1,095,362	‐	1,095,362	1,095,362
Trade receivables	5.a		‐	4,089,708	4,089,708	4,089,708
Reseller financing	5.a		‐	1,508,373	1,508,373	1,508,373
Related parties	8		‐	105,196	105,196	105,196
Other receivables and other assets			‐	469,109	469,109	469,109

Total			5,700,098	11,876,447	17,576,545	17,576,545

Financial liabilities:
Financing and debentures	15.a	Level 2	9,713,213	10,380,048	20,093,261	20,020,048
Derivative financial instruments
Financial	26.f	Level 2	501,148	‐	501,148	501,148
Operational	26.f	Level 2	79,767	‐	79,767	79,767
Energy trading futures contracts	26.h	Level 2	734,873	‐	734,873	734,873
Trade payables	16.a		‐	4,643,344	4,643,344	4,643,344
Trade payables - reverse factoring			-	3,785	3,785	3,785
Subscription warrants – indemnification	19	Level 1	53,911	‐	53,911	53,911
Financial liabilities of customers			‐	74,326	74,326	74,326
Contingent consideration			‐	74,760	74,760	74,760
Related parties	8		‐	2,875	2,875	2,875
Other payables			‐	957,148	957,148	957,148
Total			11,082,912	16,136,286	27,219,198	27,145,985

		Level	Carrying value		Carrying value	Fair value
12/31/2024	Note		Measured at fair value through profit or loss	Measured at amortized cost	Total
Financial assets:
Cash and cash equivalents
Cash and banks	4.a		‐	405,840	405,840	405,840
Securities and funds in local currency	4.a		‐	1,286,152	1,286,152	1,286,152
Securities and funds in foreign currency	4.a		‐	379,601	379,601	379,601
Financial investments
Securities and funds in local currency	4.b	Level 2	2,271,979	‐	2,271,979	2,271,979
Securities and funds in foreign currency	4.b		‐	2,854,126	2,854,126	2,854,126
Derivative financial instruments
Financial	26.f	Level 2	825,783	‐	825,783	825,783
Operational	26.f	Level 2	8,203	‐	8,203	8,203
Energy trading futures contracts	26.h	Level 2	404,695	‐	404,695	404,695
Trade receivables	5.a		‐	3,913,004	3,913,004	3,913,004
Reseller financing	5.a		‐	1,404,883	1,404,883	1,404,883
Related parties	8		‐	416	416	416
Other receivables and other assets	-		‐	386,853	386,853	386,853
Total			3,510,660	10,630,875	14,141,535	14,141,535

Financial liabilities:
Financing and debentures	15.a	Level 2	5,553,796	8,306,714	13,860,510	13,600,251
Derivative financial instruments
Financial	26.f	Level 2	419,842	‐	419,842	419,842
Operational	26.f	Level 2	21,758	‐	21,758	21,758
Energy trading futures contracts	26.h	Level 2	114,776	‐	114,776	114,776
Trade payables	16.a	-	-	3,518,385	3,518,385	3,518,385
Trade payables - reverse factoring	16.b	-	‐	1,014,504	1,014,504	1,014,504
Subscription warrants – indemnification	19	Level 1	47,745	‐	47,745	47,745
Financial liabilities of customers	-	-	‐	180,225	180,225	180,225
Contingent consideration	28.a	-	42,186	52,988	95,174	95,174
Other payables	-	-	‐	171,520	171,520	171,520
Total			6,200,103	13,244,336	19,444,439	19,184,180

Summary of risks, which are mitigated and managed using specific financial instruments
Risks	Exposure origin	Management
Market risk - exchange rate	Possibility of losses resulting from exposures to exchange rates other than the functional presentation currency, which may be of a financial or operational origin.	Seek exchange rate neutrality, using hedging instruments if applicable.
Market risk - interest rate	Possibility of losses resulting from the contracting of fixed-rate financial assets or liabilities.	Maintain most of the net financial exposure indexed to floating rates, linked to the basic interest rate.
Market risk - commodity prices	Possibility of losses resulting from changes in the prices of the main raw materials or products sold by the Company and their effects on profit or loss, statement of financial position and cash flow.	Hedging instruments, if applicable.
Credit risk	Possibility of losses associated with the counterparty's failure to comply with financial obligations due to insolvency issues or deterioration in risk classification.	Diversification and monitoring of counterparty’s solvency and liquidity indicators.
Liquidity risk	Possibility of inability to honor obligations, including guarantees, and incurring losses.	For cash management: financial investments liquidity. For debt management: seek the combination of better terms and costs, by monitoring the ratio of average debt term to financial leverage.

Assets and liabilities exposed to foreign currency, translated to Reais, and/or exposed to floating interest rates
			Exchange rate			Interest rate
	Note	Currency	12/31/2025	12/31/2024	Currency	12/31/2025	12/31/2024
Assets
Cash, cash equivalents, and financial investments	4.a	USD	4,041,383	3,428,520	DI	3,149,064	3,558,131
Trade receivables, net of allowance for expected credit losses	5.a	USD	136,800	27,393	-	‐	‐
Other assets in foreign currency	-	USD	35,366	21,028	-	‐	‐
			4,213,549	3,476,941		3,149,064	3,558,131
Liabilities
Loans, financing and debentures (1)	15.a	USD/ EUR/ JPY	(9,953,946)	(6,681,657)	DI	(5,210,374)	(3,515,010)
Loans – FINEP	15.a		‐	‐	TJLP	(27,249)	(679)
Foreign suppliers (2)	16.a	USD	(1,882,109)	(842,319)	-	‐	‐
Other liabilities in foreign currency	-	USD	(3,049)	(41,298)	‐	‐	‐
			(11,839,104)	(7,565,274)		(5,237,623)	(3,515,689)
Derivative instruments	26.f	USD / EUR / JPY	7,827,902	3,470,855	DI	(11,211,803)	(6,380,131)
			202,347	(617,478)		(13,300,362)	(6,337,689)
Net liability position - equity			318,867	‐		‐	‐
Net liability position - profit or loss			(116,520)	(617,478)		(13,300,362)	(6,337,689)

(1)	Gross transaction costs of R$ 24,546 (R$ 7,807 as of December 31, 2024 and R$ 10,116 as of December 31, 2023), discount on notes in the foreign market of R$ 3,355 (R$ 5,246 as of December 31, 2024 and R$ 8,107 as of December 31, 2023), and amortization of fair value adjustment of R$ 78,431.
(2)	Net balance of imports in progress in the amount of R$ 172,030 as of December 31, 2025 and R$ 93,821 as of December 31,2024.

Sensitivity analysis with devaluation of the Real and interest rate increase

Sensitivity analysis with devaluation of the Real and interest rate increase

	Exchange rate - Real devaluation (i)	Interest rate increase (ii)
Effect on profit or loss	(4,236)	143,643
Effect on equity	11,591	‐
Total	7,355	143,643

(i)	The average U.S. dollar rate of R$ 5.7024 was used for the sensitivity analysis, based on future market curves as of December 31, 2025 on the net position of the Company exposed to the currency risk, simulating the effects of devaluation of the Real on profit or loss. The closing rate considered was R$ 5.5024. The table above shows the effects of the exchange rate changes on the net asset position of R$ 202,347 (or US$ 36,774 using the closing rate) in foreign currency as of December 31, 2025.
(ii)

For the probable scenario presented, the Company used as a base scenario the market curves affected by the Interbank Deposit (DI) rate and the Long-Term Interest Rate (TJLP). The sensitivity analysis shows the incremental expenses and income that would be recognized in financial result, if the market curves of floating interest at the base date were applied to the average balances of the current year. The annual base rate used was 14.90% and the sensitivity rate was 13.82% according to reference rates made available by B3.

Positions of derivative financial instruments to hedge commodity price risk
Derivative	Fair value (R$ thousand)		Possible scenario (∆ of 10% - R$ thousand)
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Commodity forward	51,189	(7,707)	(1,811)	(12,430)

(1)	The table above shows the positions of derivative financial instruments to hedge commodity price risk as of December 31, 2025 and December 31, 2024, in addition to a sensitivity analysis considering a valuation of 10% of the closing price for each year. For further information, see Note 25.

Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments

The credit risk of financial institutions and governments related to cash and cash equivalents, financial investments and derivative financial instruments as of December 31, 2025, by counterparty rating, is summarized below:

	Fair value
Counterparty credit rating	12/31/2025	12/31/2024
AAA	9,893,391	7,557,385
AA	353,060	305,686
A	7,855	3,668
Others	54,491	162,338
Total	10,308,797	8,029,077

Contractual undiscounted cash outflows

The table below presents a summary of financial liabilities and leases payable as of December 31, 2025 by the Company and its subsidiaries, listed by maturity. The amounts presented are the contractual undiscounted cash flows, and may differ from the amounts disclosed in the statement of financial position:

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Loans including future contractual interest (1) (2)	5,563,733	11,266,427	5,350,190	4,043,614	26,223,964
Derivative instruments (3)	545,582	447,029	151,734	241,441	1,385,786
Trade payables	4,643,344	‐	‐	‐	4,643,344
Trade payables - reverse factoring	3,785	‐	‐	‐	3,785
Leases payable	483,696	604,451	393,278	1,246,359	2,727,784
Financial liabilities of customers	63,882	14,258	‐	‐	78,140
Other payables	127,228	3,142	‐	‐	130,370
	11,431,250	12,335,307	5,895,202	5,531,414	35,193,173

(1)	The interest on loans was estimated based on the US dollar, Euro at closing and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 ad BACEN as of December 31, 2025.
(2)	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
(3)	The derivative instruments were estimated based on the US dollar futures contracts and the future curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2025. In the table above, only the derivative instruments with negative results at the time of settlement were considered.

Schedule of leverage ratio at the end of the year

The leverage ratio at the end of the year is as follows:

	12/31/2025	12/31/2024
Gross debt and lease payable (a)	21,832,894	15,345,662
Cash, cash equivalents, and short-term investments (b)	9,408,480	7,197,699
Financial instruments (c)	275,916	405,941
Net debt = (a) - (b) - (c)	12,148,498	7,742,022
Equity	17,730,617	15,823,444
Net debt-to-equity ratio	68.52%	48.93%

Position of hedging instruments

The table below summarizes the gross balance of the position of derivative instruments contracted as well as of the gains (losses) that affect the equity and the statement of income of the Company and its subsidiaries:

Derivatives designated as hedge accounting
Product	Contracted rates		Maturity	Notional amount (2)	Fair value as of 12/31/2025		Gains (losses) as of 12/31/2025
	Assets	Liabilities		12/31/2025	Assets	Liabilities	Profit or loss	Fair value adjustment of debt
Foreign exchange swap (1)	USD + 4.9%	103.5% DI	Feb/29	USD 459,863	759	(113,093)	(249,486)	44,536
Foreign exchange swap (1)	EUR + 3.0%	104.4% DI	Feb/37	EUR 77,535	15,833	(27,803)	(59,455)	2,035
Foreign exchange swap (1)	JPY + 1.5%	109.4% DI	Mar/25	JPY 12,564,393	‐	‐	(30,066)	(323)
Foreign exchange swap (1)	SOFR + 0.9%	103.5% DI	Feb/29	USD 302,627	2,953	(54,511)	(83,256)	934
Interest rate swap (1)	IPCA + 5.3%	103.8% DI	Oct/35	BRL 2,655,355	367,790	‐	99,994	(141,399)
Interest rate swap (1)	IPCA + 3.0%	69.9% DI	Nov/41	BRL 358,871	3,765	(15,143)	(11,729)	44,373
Interest rate swap (1)	12.8%	104.7% DI	Apr/40	BRL 1,048,881	1,572	(20,605)	18,159	(55,310)
Commodity forward (1)	BRL	Heating Oil/ RBOB	Mar/26	USD 548,628	63,293	(52,819)	13,709	‐
NDF (1)	BRL	USD	Mar/26	USD 206,491	6,986	(14,690)	13,999	‐
				Total - designated	462,951	(298,664)	(288,131)	(105,154)
Derivatives not designated as hedge accounting
Foreign exchange swap	USD	52.5% CDI	Jun/29	USD 300,000	378,422	‐	(198,583)	‐
Foreign exchange swap	USD + 5.0%	CDI + 1.6%	Feb/31	USD 50,000	‐	(11,798)	(28,124)	‐
Interest rate swap	IPCA + 6.0%	92.4% DI	Oct/28	USD 380,000	2,728	-	(13,575)	‐
NDF	USD	BRL	Mar/26	USD 244,037	3,242	(31,480)	(115,774)	‐
Commodity forward	BRL	Heating Oil/ RBOB	Nov/26	USD 98,504	52,974	(12,259)	5,090	‐
Interest rate swap	USD + 5.3%	CDI - 1.4%	Jun/29	USD 300,000	‐	(226,714)	(26,070)	‐
				Total - not designated	437,366	(282,251)	(377,036)	‐
				Total	900,317	(580,915)	(665,167)	(105,154)
				Current	127,254	(246,064)
				Non-current	773,063	(334,851)

(1)	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).
(2)	Currency as indicated.

Derivatives designated as hedge accounting
Product	Contracted rates		Maturity	Notional amount (2)	Fair value as of 12/31/2024		Gains (losses) as of 12/31/2024
	Assets	Liabilities		12/31/2024	Assets	Liabilities	Profit or loss	Fair value adjustment of debt
Foreign exchange swap (1)	USD + 3.28%	105.7% DI	Sept/25	USD 206,067	76,649	(3,808)	171,493	5,647
Foreign exchange swap (1)	EUR + 5.16%	109.2% DI	Mar/25	EUR 115,518	76,123	‐	84,875	(1,742)
Foreign exchange swap (1)	JPY + 1.50%	109.4% DI	Mar/25	JPY 12,564,393	‐	(45,826)	47,567	5,294
Foreign exchange swap (1)	SOFR + 1.29%	112.5% DI	Sept/25	USD 4,535	2,114	‐	2,566	(30)
Interest rate swap (1)	IPCA + 5.13%	104.5% DI	Jun/32	BRL 2,660,000	189,156	‐	(345,529)	355,746
Interest rate swap (1)	IPCA + 2.83%	69.5% DI	Nov/41	BRL 151,465	‐	(3,321)	(3,321)	37,511
Interest rate swap (1)	USD + 11.17%	104.3% DI	Jul/27	BRL 525,791	‐	(53,638)	(67,786)	62,628
Commodity forward (1)	USD	Heating Oil/ RBOB	Jan/25	USD 5,753	3,104	(11,869)	(25,309)	‐
NDF (1)	USD	USD	Feb/25	USD 6,853	729	(6,022)	(34,336)	‐
				Total - designated	347,875	(124,484)	(169,780)	465,054
Derivatives not designated as hedge accounting
Foreign exchange swap	USD	52.5% CDI	Jun/29	USD 300,000	465,031	‐	268,734	‐
NDF	USD	BRL	Mar/25	USD 15,425	13,546	(6,501)	42,241	‐
Commodity forward	BRL	Heating Oil/ RBOB	Mar/25	USD 2,422	4,926	(3,867)	53,069	‐
Interest rate swap	USD + 5.25%	CDI -1.4%	Jun/29	USD 300,000	‐	(306,748)	(166,103)	‐
				Total - not designated	483,503	(317,116)	197,941	‐
				Total	831,378	(441,600)	28,161	465,054
				Current	246,084	(74,087)
				Non-current	585,294	(367,513)

(1)	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).
(2)	Currency as indicated.

Derivatives designated as hedge accounting
Product	Contracted rates		Maturity	Notional amount (3)	Fair value as of 12/31/2023		Gains (losses) as of 12/31/2023
	Assets	Liabilities		12/31/2023	Assets	Liabilities	Profit or loss	Fair value adjustment of debt - R$
Foreign exchange swap (2)	USD + 0.00%	53.60% of DI	Oct/26	USD 234,000	‐	(106,657)	(145,949)	-
Foreign exchange swap (1)	USD + 5.47%	110.02% of DI	Sept/25	USD 206,067	‐	(119,094)	(223,555)	(3,768)
Foreign exchange swap (1)	EUR + 5.12%	111.93% of DI	Jan/24	EUR 22,480	‐	(22,529)	(23,304)	230
Foreign exchange swap (1)	JPY + 1.50%	109.40% of DI	Mar/25	JPY 12,564,393	‐	(120,746)	(130,726)	(4,775)
Interest rate swap (1)	IPCA + 5.03%	102.87% of DI	Jun/32	BRL 3,226,054	598,311	‐	260,301	(313,641)
Interest rate swap (1)	10.48%	103.64% of DI	Jun/27	BRL 615,791	12,515	(3,182)	10,694	(10,163)
Commodity forward (1)	BRL	Heating Oil/ RBOB	Jan/24	USD 129,894	22,343	(854)	(50,977)	‐
NDF (1)	BRL	USD	Feb/24	USD 211,179	3,959	(833)	19,012	‐
				Total - designated	637,128	(373,895)	(284,504)	(332,117)
Derivatives not designated as hedge accounting
Foreign exchange swap	0.00%	52.99% of CDI	Jun/29	USD 375,000	186,925	(45,877)	(188,395)	‐
NDF	USD	BRL	Mar/24	USD 457,099	1,468	(8,409)	(105,597)	‐
Commodity forward	BRL	Heating Oil/ Marine Fuel/ Others	Mar/24	USD 18,127	1,524	(2,310)	5,489	‐
Interest rate swap	5.25%	1.36% of CDI	Jun/29	USD 300,000	‐	(196,243)	9,257	‐
				Total - not designated	189,917	(252,839)	(279,246)	‐
				Total	827,045	(626,734)	(563,750)	(332,117)

(1)	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).
(2)	Derivative financial instruments designated for cash flow hedge accounting (see Note 25.g.2).
(3)	Currency as indicated.

Sensitivity analysis level 2 hierarchy

Sensitivity analysis – level 2 hierarchy

		12/31/2025			12/31/2024
	Valuation technique	Fair value of energy contracts	Sensitivity of inputs to fair value (a)		Fair value of energy contracts	Sensitivity of inputs to fair value (a)
Financial assets	Discounted cash flow method	1,095,362	10%	1,347,911	404,695	10%	382,794
			-10%	803,892		-10%	404,581

Financial liabilities		734,873	10%	1,007,336	114,776	10%	115,361
			-10%	455,927		-10%	125,715

(a)	This 10% variation scenario represents a fluctuation considered reasonable by the Company, based on the history of negotiations concluded under similar market conditions.